Note 34 Fees and commission expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fee and commission expense [Line Items]
Demand accounts	€ 2	€ 2
Credit and debit cards expenses	851	612
Transfers and other payment orders expenses	62	56
Commissions for selling insurance	33	25
Custody securities	48	25
Other fee and commission expense	318	275
Fee and commission expense	€ 1,314	€ 996